Reconciliation effective income tax rate is as follows (Details)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Reconciliation effective income tax rate is as follows
Tax expense at the federal statutory rate	34.00%	34.00%
State tax expense, net of federal tax effect	5.00%	5.00%
Permanent timing differences	(10.00%)
Deferred income tax asset valuation allowance	(29.00%)	(39.00%)
Total income tax rate	0.00%	0.00%